Prepayment and Other Current Assets, Net - Schedule of Prepayments Owed to the Company’s Major Suppliers (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2026 CNY (¥)
Schedule of Prepayments Owed to the Company’s Major Suppliers [Line Items]
Total Contract Value	¥ 209,171
Prepaid Amount	¥ 168,139
Beijing Fanyi Trading Co., Ltd. [Member]
Schedule of Prepayments Owed to the Company’s Major Suppliers [Line Items]
Nature of Goods/Services	Live-streaming equipment and platform technical support
Total Contract Value	¥ 35,761
Prepaid Amount	¥ 28,609
Hangzhou Guihang Trading Co., Ltd. [Member]
Schedule of Prepayments Owed to the Company’s Major Suppliers [Line Items]
Nature of Goods/Services	Computing power equipment
Total Contract Value	¥ 170,541
Prepaid Amount	¥ 136,661
Tianjin Xiyue Technology Development Co., Ltd. [Member]
Schedule of Prepayments Owed to the Company’s Major Suppliers [Line Items]
Nature of Goods/Services	Automotive electronics
Total Contract Value	¥ 2,869
Prepaid Amount	¥ 2,869